Debt - Summarized Debt (Detail) (USD $)	Jan. 26, 2011	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]
Debt Instrument [Line Items]
Senior Secured Term Loan Facility		$ 291,000,000	$ 294,000,000
Senior Notes	400,000,000	400,000,000	400,000,000
Capital lease obligations		300,000	300,000
Economic development loan		400,000	500,000
Unamortized original issue discount		(1,500,000)	(900,000)
Total		691,100,000	693,900,000
Less:
Current maturities		3,200,000	3,200,000
Long-term debt		$ 687,900,000	$ 690,700,000